Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Samoa [Member]
Taxes [Line Items]
Tax percentage	27.00%
Singapore [Member]
Taxes [Line Items]
Income tax rate percentage	17.00%
Decrease in taxes due to impact of tax exemption (in Dollars)
Net income per share basic
Net income per share diluted
Percentage of revenue generated from exempt income	100.00%
Deferred tax assets (in Dollars)